Cover	Jul. 31, 2026
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On August 5, 2026, Palomino Laboratories Inc. (the “Company”) filed a Current Report on Form 8-K (the “Original Report”) disclosing, among other things, the consummation of the Company’s acquisition of Vega Links, Inc., a Delaware corporation (“Vega Links”), pursuant to that certain Share Exchange Agreement and Plan of Reorganization, dated July 31, 2026, by and among the Company, Vega Links and the stockholders of Vega Links (the “Share Exchange Agreement”). Pursuant to the Share Exchange Agreement, the Company acquired all of the issued and outstanding shares of common stock of Vega Links in exchange for an aggregate of 4,472,000 shares of the Company’s common stock (the “Share Exchange”). Following the consummation of the Share Exchange, Vega Links became a wholly owned subsidiary of the Company.This Amendment No. 1 to the Original Report (this “Amendment”) is being filed to amend and supplement Item 9.01 of the Original Report to provide the historical audited financial statements of Vega Links and the unaudited pro forma condensed combined financial information of the Company and Vega Links required by Item 9.01 of Form 8-K.Except as expressly set forth herein, this Amendment does not amend or otherwise modify the disclosures contained in the Original Report. This Amendment should be read in conjunction with the Original Report.
Document Period End Date	Jul. 31, 2026
Entity File Number	000-56582
Entity Registrant Name	PALOMINO LABORATORIES INC.
Entity Central Index Key	0001938569
Entity Tax Identification Number	88-1619619
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	130 Castilian Drive
Entity Address, Address Line Two	Suite 102
Entity Address, City or Town	Goleta
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	93117
City Area Code	(704)
Local Phone Number	756-2981
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false